Investment Objectives and Goals - Invesco India ETF	Feb. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco India ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE India Quality and Yield Select Index (the “Underlying Index”).